Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
20. Employee Benefit Plans
Employee Benefit Plans

20. EMPLOYEE BENEFIT PLANS

Emera maintains a number of contributory defined-benefit and defined-contribution pension plans, which cover substantially all of its employees. In addition, the Company provides non-pension benefits for its retirees. These plans cover employees in Nova Scotia, New Brunswick, Newfoundland and Labrador, Florida, Maine, New Mexico, Barbados, Dominica and Grand Bahama Island. On March 25, 2019, Emera announced the sale of Emera Maine. As at December 31, 2019, Emera Maine's assets and liabilities, including balances related to benefit plans, were classified as held for sale. Refer to note 4 for further details.

Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets, and the funded status for all plans were as follows:

For the	Year ended December 31
millions of Canadian dollars	2019		2018
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, January 1	$2,650	$350	$2,683	$356
Service cost	47	4	51	6
Plan participant contributions	8	5	8	5
Interest cost	102	14	95	13
Benefits paid	(130)	(23)	(143)	(33)
Actuarial (gains) losses	231	19	(133)	(25)
Settlements and curtailments	(20)	-	(18)	-
Foreign currency translation adjustment	(66)	(16)	107	28
Balance, December 31	2,822	353	2,650	350
Change in plan assets
Balance, January 1	2,300	49	2,408	45
Employer contributions	52	19	51	31
Plan participant contributions	8	5	8	5
Benefits paid	(130)	(23)	(143)	(33)
Actual return on assets, net of expenses	424	7	(105)	(3)
Settlements and curtailments	(7)	-	(18)	-
Foreign currency translation adjustment	(54)	(1)	99	4
Balance, December 31	2,593	56	2,300	49
Funded status, end of year	$(229)	$(297)	$(350)	$(301)

Plans with PBO/APBO in Excess of Plan Assets

The aggregate financial position for all pension plans where the PBO or, for post-retirement benefit plans, the APBO exceeds the plan assets for the years ended December 31 is as follows:

millions of Canadian dollars		2019	2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
PBO/APBO	$2,797	$323	$2,623	$318
Fair value of plan assets	2,557	7	2,264	6
Funded status	$(240)	$(316)	$(359)	$(312)

Plans with Accumulated Benefit Obligation (“ABO”) in Excess of Plan Assets

The ABO for the defined benefit pension plans was $2,687 million as at December 31, 2019 (2018 – $2,527 million). The aggregate financial position for those plans with an ABO in excess of the plan assets for the years ended December 31 is as follows:

millions of Canadian dollars	2019	2018
	Defined benefit pension plans	Defined benefit pension plans
ABO	$2,665	$2,504
Fair value of plan assets	2,557	2,264
Funded status	$(108)	$(240)

Balance Sheet

The amounts recognized in the Consolidated Balance Sheets consisted of the following:

As at	December 31		December 31
millions of Canadian dollars	2019		2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Other current liabilities	$(4)	$(18)	$(12)	$(19)
Long-term liabilities	(206)	(254)	(347)	(294)
Long-term liabilities associated with assets held for sale (1)	(30)	(44)	-	-
Other long-term assets	11	19	9	11
Amount included in deferred income tax	(7)	1	5	(2)
AOCI, net of tax and regulatory assets	524	72	628	60
Net amount recognized	$288	$(224)	$283	$(244)
(1) On March 25, 2019, Emera announced the sale of Emera Maine. As at December 31, 2019, Emera Maine's assets and liabilities were classified as held for sale. Refer to note 4 for further details.

Amounts Recognized in AOCI and Regulatory Assets

Unamortized gains and losses and past service costs arising on post-retirement benefits are recorded in AOCI or regulatory assets. As at December 31, 2019, regulatory asset balances related to Emera Maine have been reclassified as assets held for sale. The following table summarizes the change in AOCI and regulatory assets:

	Regulatory assets	Actuarial (gains) losses	Past service (gains) costs
millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2019	$389	$246	$(2)
Amortized in current period	(20)	(17)	1
Current year addition to AOCI or regulatory assets	6	(69)	-
Change in foreign exchange rate	(17)	-	-
Balance, December 31, 2019	$358	$160	$(1)
Non-pension benefits plans
Balance, January 1, 2019	$65	$(7)	$-
Amortized in current period	5	-	-
Current year addition to AOCI or regulatory assets	11	2	-
Change in foreign exchange rate	(3)	-	-
Balance, December 31, 2019	$78	$(5)	$-

	2019		2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Actuarial losses (gains)	$160	$(5)	$246	$(7)
Past service (gains) costs	(1)	-	(2)	-
Regulatory assets	358	78	389	65
Total AOCI and regulatory assets before deferred income taxes	517	73	633	58
Amount included in deferred income tax assets	7	(1)	(5)	2
Net amount in AOCI and regulatory assets	$524	$72	$628	$60

Benefit Cost Components

Emera's net periodic benefit cost included the following:

As at			Year ended December 31
millions of Canadian dollars	2019		2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Service cost	$47	$4	$51	$6
Interest cost	102	14	95	13
Expected return on plan assets	(147)	(2)	(138)	(2)
Current year amortization of:
Actuarial losses	16	-	33	(1)
Past service costs (gains)	(1)	-	(1)	-
Regulatory assets (liability)	20	(5)	26	(2)
Settlement, curtailments	1	-	4	-
Total	$38	$11	$70	$14

The expected return on plan assets is determined based on the market-related value of plan assets of $2,401 million as at January 1, 2019 (2018 – $2,223 million), adjusted for interest on certain cash flows during the year. The market-related value of assets is based on a five-year smoothed asset value.Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a five-year period.

Pension Plan Asset Allocations

Emera’s investment policy includes discussion regarding the investment philosophy, the level of risk which the Company is prepared to accept with respect to the investment of the Pension Funds, and the basis for measuring the performance of the assets. Central to the policy is the target asset allocation by major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset returns that meet or exceed the plan’s actuarial assumptions. The diversification of assets reduces the inherent risk in financial markets by requiring that assets be spread out amongst various asset classes. Within each asset class, a further diversification is undertaken through the investment in a broad basket of investment and non-investment grade securities. Emera’s target asset allocation is as follows:

Canadian Pension Plans

Asset Class	Target Range at Market
Short-term securities	0%	to	5%
Fixed income	35%	to	50%
Equities:
Canadian	12%	to	22%
Non-Canadian	30%	to	55%

Non-Canadian Pension Plans

Asset Class	Target Range at MarketWeighted average
Fixed income	40%	to	45%
Equities	55%	to	60%

Pension Plan assets are overseen by the respective Management Pension Committees in the sponsoring companies. All pension investments are in accordance with policies approved by the respective Board of Directors of each sponsoring company.

The following tables set out the classification of the methodology used by the Company to fair value its investments:

millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
			December 31, 2019
Cash and cash equivalents	$-	$44	$-	$44	2%
Net in-transits	-	(48)	-	(48)	-2%
Equity Securities:
Canadian equity	-	210	-	210	8%
US equity	-	388	-	388	15%
Other equity	-	176	-	176	7%
Fixed income securities:
Government	-	-	93	93	3%
Corporate	-	-	126	126	5%
Other	-	5	9	14	-%
Mutual funds	-	199	-	199	8%
Other	-	(5)	1	(4)	-%
Open-ended investments measured at NAV (1)	860	-	-	860	33%
Common collective trusts measured at NAV (2)	535	-	-	535	21%
Total	$1,395	$969	$229	$2,593	100%

		December 31, 2018
Cash and cash equivalents	$-	$30	$-	$30	1%
Net in-transits	-	(56)	-	(56)	-2%
Equity securities:
Canadian equity	-	191	-	191	8%
US equity	-	330	-	330	14%
Other equity	-	157	-	157	7%
Fixed Income securities:
Government	-	-	119	119	5%
Corporate	-	-	108	108	5%
Other	-	4	3	7	-
Mutual funds	-	132	-	132	6%
Other	-	8	4	12	1%
Open-ended investments measured at NAV (1)	820	-	-	820	36%
Common collective trusts measured at NAV (2)	450	-	-	450	19%
Total	$1,270	$796	$234	$2,300	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Refer to note 14 for more information on the fair value hierarchy and inputs used to measure fair value.

Post-Retirement Benefit Plans

There are no assets set aside to pay for most of the Company’s post-retirement benefit plans. As is common practice, post-retirement health benefits are paid from general accounts as required. The primary exceptions to this are the NMGC Retiree Medical Plan, which is fully funded, and the Emera Maine post-retirement benefits plans, which are partially-funded.

Investments in Emera

As at December 31, 2019 and 2018, the assets related to the pension funds and post-retirement benefit plans do not hold any material investments in Emera or its subsidiaries securities. However, as a significant portion of assets for the benefit plan are held in pooled assets, there may be indirect investments in these securities.

Cash Flows

The following table shows the expected cash flows for defined benefit pension and other post-retirement benefit plans:

millions of Canadian dollars	Defined benefit pension plans (1)	Non-pension benefit plans (2)
Expected employer contributions
2020	$44	$21
Expected benefit payments
2020	143	23
2021	154	23
2022	158	23
2023	165	23
2024	173	23
2025 – 2029	959	115
(1) Includes expected employer contributions related to Emera Maine of $3 million in 2020; and expected benefit payments related to Emera Maine of $10 million in 2020; $10 million in 2021; $11 million in 2022; $11 million in 2023; $12 million in 2024 and $62 million in 2025-2029.
(2) Includes expected employer contributions related to Emera Maine of $3 million in 2020; and expected benefit payments related to Emera Maine of $3 million in 2020; $3 million in 2021; $3 million in 2022; $3 million in 2023; $4 million in 2024 and $17 million in 2025-2029.

Assumptions

The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
	2019		2018
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Benefit obligation – December 31:
Discount rate - past service	3.17%	3.27%	4.05%	4.30%
Discount rate - future service	3.21%	3.28%	4.05%	4.30%
Rate of compensation increase	3.32%	3.70%	3.30%	3.67%
Health care trend - initial (next year)	-	6.15%	-	6.39%
- ultimate	-	4.38%	-	4.45%
- year ultimate reached	-	2038	-	2035
Benefit cost for year ended December 31:
Discount rate - past and future service	4.05%	4.30%	3.55%	3.65%
Expected long-term return on plan assets	6.50%	2.81%	6.38%	3.73%
Rate of compensation increase	3.30%	3.67%	3.12%	3.28%
Health care trend - initial (current year)	-	6.39%	-	6.65%
- ultimate	-	4.45%	-	4.45%
- year ultimate reached	-	2035	-	2036
Figures shown are weighted averages. Actual assumptions used differ by plan.

The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.

The discount rate is based on high-quality long-term corporate bonds, with maturities matching the estimated cash flows from the pension plan.

Sensitivity Analysis for Non-Pension Benefits Plans

The health care cost trend significantly influences the amounts presented for health care plans. An increase or decrease of one percentage point of the assumed health care cost trend would have had the following impact in 2019:

millions of Canadian dollars	Increase	Decrease
Service cost and interest cost	$1	$(1)
Accumulated post-retirement benefit obligation, December 31	16	(14)

Sensitivity Analysis for Defined Benefit Pension Plans

The impact on the 2019 benefit cost of a 25 basis point change in the discount rate and asset return assumptions is as follows:

millions of Canadian dollars	Increase	Decrease
Discount rate assumption	$(9)	$9
Asset rate assumption	(6)	6

Amounts to be Amortized in the Next Fiscal Year

The following table shows the amounts from the AOCL and regulatory assets, which are expected to be recognized as part of the net periodic benefit cost in fiscal 2020:

millions of Canadian dollars	Defined benefit pension plans	Non-pensionbenefit plans
Actuarial gains (losses)	$(14)	$-
Past service gains	(1)	-
Regulatory assets	(29)	(1)
Total	$(44)	$(1)

Defined Contribution Plan

Emera also provides a defined contribution pension plan for certain employees. The Company’s contribution for the year ended December 31, 2019 was $34 million (2018 – $31 million).